Fund Summary
Franklin Strategic Series FSS1-25 | Franklin Growth Opportunities Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 85 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Growth Opportunities Fund} - Franklin Strategic Series FSS1-25 - Franklin Growth Opportunities Fund	Class A		Class C [2]	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	[1]	none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[3]	1.00%	none	none	none
[1]	Effective September 10, 2018, the maximum sales charge (load) imposed on purchases of Class A shares is 5.50%. Prior to September 10, 2018, the maximum sales charge (load) on purchases of Class A shares is 5.75%.
[2]	Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[3]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Growth Opportunities Fund} - Franklin Strategic Series FSS1-25 - Franklin Growth Opportunities Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses	[1]	0.20%	0.20%	0.20%	0.05%	0.20%
Total annual Fund operating expenses	[1]	0.99%	1.74%	1.24%	0.59%	0.74%
[1]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period's non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Growth Opportunities Fund} - Franklin Strategic Series FSS1-25 - Franklin Growth Opportunities Fund - USD ($)	Class A [1]	Class C	Class R	Class R6	Advisor Class
1 year	$ 670	$ 277	$ 126	$ 60	$ 76
3 years	872	548	393	189	237
5 years	1,091	944	681	329	411
10 years	$ 1,718	$ 2,052	$ 1,500	$ 738	$ 918
[1]	The Example numbers for Class A shares reflect the maximum sales charge (load) imposed on purchases of Class A shares of 5.75%, which is the maximum sales charge (load) on purchases of Class A shares prior to September 10, 2018. If the maximum sales charge (load) on purchases of Class A shares of 5.50% that was effective on September 10, 2018 was reflected, the expenses for Class A shares in the chart above would be lower.

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Growth Opportunities Fund}	Franklin Strategic Series FSS1-25 Franklin Growth Opportunities Fund Class C USD ($)
1 Year	$ 177
3 Years	548
5 Years	944
10 Years	$ 2,052

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.68% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. The Fund normally invests predominantly in equity securities, primarily to predominantly common stock.

A portion to a significant amount of the Fund's investments may be in smaller and midsize companies. The Fund, from time to time, may have significant positions in particular sectors, such as technology.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

The Fund may focus in the technology sector. The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Technology companies may also be affected by legislation or changes in government regulation and policies.

Currency Management Strategies

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the economic risks affecting that specific geographic region or country. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'10	16.91%
Worst Quarter:	Q4'08	-21.07%
As of June 30, 2018, the Fund's year-to-date return was 12.35%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin Growth Opportunities Fund} - Franklin Strategic Series FSS1-25 - Franklin Growth Opportunities Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	21.27%	13.40%	7.66%
Class A | After Taxes on Distributions	18.97%	12.49%	7.08%
Class A | After Taxes on Distributions and Sales	13.95%	10.66%	6.17%
Class C | Return Before Taxes	26.70%	13.91%	7.52%
Class R | Return Before Taxes	28.36%	14.49%	8.07%
Class R6 | Return Before Taxes	29.26%			13.98%
Advisor Class | Return Before Taxes	29.02%	15.07%	8.61%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.75% that was in effect prior to September 10, 2018. Class A shares, however, currently are subject to a maximum front-end sales charge of 5.50% effective on September 10, 2018. If the maximum front-end sales charge of 5.50% was reflected, performance for Class A in the average annual total returns table would be higher.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.